Acquisitions (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Revenues	$ 1,085,610	$ 1,009,398	$ 2,113,603	$ 2,022,604	$ 4,079,745	$ 2,524,265
Cost of revenues	311,390	332,458	596,012	700,228	1,300,325	986,854
Gross margin	774,220	676,940	1,517,591	1,322,376	2,779,420	1,537,411
Operating expenses
General & administrative	787,698	796,946	1,320,323	1,714,527	2,984,531	3,625,799
Sales & marketing	1,435,444	381,868	1,798,341	729,119	1,562,520	583,284
Engineering, research, & development	157,184	135,760	251,239	295,973	562,459	347,884
Depreciation & amortization	58,315	146,766	92,129	301,383	549,151	751,072
Goodwill impairment					742,446	10,435,170
Intangible asset impairment					145,396
Total operating expenses	2,438,641	1,461,340	3,462,032	3,041,002	6,546,503	17,068,343
Loss from operations	(1,664,421)	(784,400)	(1,944,441)	(1,718,626)	(3,767,083)	(15,530,932)
Other income/(expense)
Interest income	18	2,568	21	2,568	2,833	176
Interest expense	(4,899,193)	(880,321)	(6,346,553)	(1,238,499)	(4,559,564)	(544,215)
Change in fair value of derivative liabilities	(2,812,048)	654,477	(3,813,598)	193,990	359,530	(1,234,145)
Gain (loss) on adjustment in contingent consideration	(499,177)	16,131	(193,465)	76,782	625,357	999,347
Total other income/(expense)	(8,210,400)	(207,145)	(10,353,595)	(965,159)	(3,571,844)	(778,837)
Loss before income taxes	(9,874,821)	(991,545)	(12,298,036)	(2,683,785)	(7,338,927)	(16,309,769)
Income tax expense						(3,220)
Net loss	(9,874,821)	(991,545)	(12,298,036)	(2,683,785)	(7,338,927)	(16,312,989)
Net loss per share - basic and diluted	$ (0.28)	$ (0.04)	$ (0.42)	$ (0.12)	$ (0.32)	$ (0.78)
Weighted average number of shares during the period - basic and diluted	35,099,827	22,797,641	29,224,981	22,797,641	23,069,669	20,910,334
FDI [Member]
Revenues
Revenues			162,280		347,797
Cost of revenues			54,371		183,819
Gross margin			107,909		163,978
Operating expenses
General & administrative			71,720		155,568
Sales & marketing			4,888		45,292
Engineering, research, & development			87,994		199,953
Depreciation & amortization
Goodwill impairment
Intangible asset impairment
Total operating expenses			164,602		400,813
Loss from operations			(56,693)		(236,835)
Other income/(expense)
Interest income
Interest expense			(6,785)		(4,105)
Change in fair value of derivative liabilities
Gain (loss) on adjustment in contingent consideration
Total other income/(expense)			(6,785)		(4,105)
Loss before income taxes			(63,478)		(240,940)
Income tax expense
Net loss			(63,478)		(240,940)
Pro Forma ADJ [Member]
Revenues
Revenues
Cost of revenues
Gross margin
Operating expenses
General & administrative
Sales & marketing			229,258		1,541,050
Engineering, research, & development
Depreciation & amortization			68,469		178,509
Goodwill impairment
Intangible asset impairment
Total operating expenses			297,727		1,719,559
Loss from operations			(297,727)		(1,719,559)
Other income/(expense)
Interest income
Interest expense					(234,115)
Change in fair value of derivative liabilities
Gain (loss) on adjustment in contingent consideration
Total other income/(expense)					(234,115)
Loss before income taxes			(297,727)		(1,953,674)
Income tax expense
Net loss			(297,727)		(1,953,674)
Pro Forma [Member]
Revenues
Revenues			2,275,883		4,427,542
Cost of revenues			650,383		1,484,144
Gross margin			1,625,500		2,943,398
Operating expenses
General & administrative			1,392,043		3,140,099
Sales & marketing			2,032,487		3,148,862
Engineering, research, & development			339,233		762,412
Depreciation & amortization			160,598		727,660
Goodwill impairment					742,446
Intangible asset impairment					145,396
Total operating expenses			3,924,361		8,666,875
Loss from operations			(2,298,861)		(5,723,477)
Other income/(expense)
Interest income			21		2,833
Interest expense			(6,353,338)		(4,797,784)
Change in fair value of derivative liabilities			(3,813,598)		359,530
Gain (loss) on adjustment in contingent consideration			(193,465)		625,357
Total other income/(expense)			(10,360,380)		(3,810,064)
Loss before income taxes			(12,659,241)		(9,533,541)
Income tax expense
Net loss			$ (12,659,241)		$ (9,533,541)
Net loss per share - basic and diluted			$ (0.37)		$ (0.32)
Weighted average number of shares during the period - basic and diluted			34,630,537		30,069,669